SHAREHOLDERS’ EQUITY AND MEZZANINE EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY AND MEZZANINE EQUITY

NOTE 10. SHAREHOLDERS’ EQUITY AND MEZZANINE EQUITY

Class A ordinary shares

In July 2024, Wong Li Hsien, OFA HK’s previous shareholder, sold 17,500 Class A ordinary shares of OFA HK to FNHK Inc. and 32,500 shares to R-Opus Inc., while Chong Wai Wong, OFA HK’s previous shareholder, sold 17,500 Class A ordinary shares of OFA HK to CP COWORK LIMITED and 32,500 shares to R-Opus Inc. Following the completion of the transactions, FNHK Inc., R-Opus Inc. and CP COWORK LIMITED became the new shareholders of OFA HK.

In August 2024, OFA Group was incorporated in the Cayman Islands and became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 50,000,000 authorized shares of OFA were designated as Class A ordinary shares. Each ordinary share has $0.001 par value and is entitled to one vote. Upon the Reorganization, on August 24, 2024, OFA issued an aggregate of 7,711,111 Class A ordinary shares to shareholders of OFA HK in exchange for respective equity interests that they held in OFA HK immediately before the Reorganization. Share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.

On April 2, 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”) to finance expenses related to the proposed listing. The loan bears interest at an annual rate of 12% and was convertible into 600,000 Class A ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, Precursor elected to convert the full outstanding principal of $600,000, and 600,000 Class A ordinary shares were issued. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement. As of December 31, 2025, the remaining balance was $42,453.

On March 25, 2024, the Company also entered into agreements with certain consultants and advisors for services provided in connection with the Company’s initial public offering. Under the terms of these agreements, on September 25, 2024, the Company issued an aggregate of 1,300,000 Class A ordinary shares as consideration for advisory and consulting services rendered. The fair value of these Class A ordinary shares was determined to be $0.066 per share, as valued by an independent third party using the income approach. Based on this fair value, the total share-based compensation recognized amounted to $85,800. Please refer to Note 13 for more information.

On May 22, 2025, the Company completed its IPO of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, resulting in gross proceeds of approximately $15.0 million, before underwriting discounts and offering expenses. In connection with the IPO, the underwriters exercised their over-allotment option in full to purchase an additional 562,500 Class A ordinary shares, par value $0.001 per share, at the public offering price of $4.00 per share. The over-allotment option exercise closed on June 5, 2025. Deferred offering costs of $266,028 were offset against the proceeds from the IPO.

On November 24, 2025, the Company held an extraordinary general meeting of shareholders (the “EGM”). The Company’s shareholders approved the following proposals:

(i) Proposal 1: As an ordinary resolution, to increase the Company’s authorized share capital from US$50,000 divided into 50,000,000 ordinary shares of a par value of US$0.001 each, to US$320,000 divided into 320,000,000 ordinary shares of a par value of US$0.001 each;

(ii) Proposal 2: As an ordinary resolution, subject to the approval of Proposal 1 by the shareholders, to amend the authorized share capital of the Company by (i) re-classifying and re-designating 120,000,000 ordinary shares as 100,000,000 Class A ordinary shares, par value US$0.001, each with one vote per share and 20,000,000 Class B ordinary shares, par value US$0.001 each, with 25 votes per share. The current issued and outstanding 14,123,611 ordinary shares of par value of US$0.001 each be and are re-classified and re-designated as Class A ordinary shares; and (ii) re-classify the remaining 200,000,000 shares as undesignated shares of a par value of US$0.001 (the “Un-designated Shares”) each, of such class or classes, however designated, as the board of directors may determine in accordance with the amended and restated memorandum and articles of association of the Company (the “Re-designation of Shares”), such that, immediately following the Re-designation of Shares, the authorized share capital of the Company shall be US$320,000 divided into 320,000,000 shares comprising (i) 100,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 200,000,000 Un-designated Shares;

(iii) Proposal 3: As a special resolution, subject to the approval of Proposal 1 and Proposal 2 by the shareholders, to amend and restate the Company’s amended and restated memorandum and articles of association (the “M&A”) by the deletion in their entirety and to approve and adopt the substitution in their place of the second amended and restated memorandum and articles of association (the “Second M&A”), with immediate effect in substitution for and to the exclusion of the M&A;

(iv) Proposal 4: As an ordinary resolution, subject to the approval of Proposals 1 – 3 by the shareholders, to issue 20,000,000 Class B Ordinary Shares each in the capital of the Company to FNHK Inc., CP COWORK LIMITED and R-OPUS Inc. at par value each, for an aggregate consideration of US$20,000.00; On December 30,2025, the Company executed the purchase agreement with FNHK Inc., CP COWORK LIMITED and R-OPUS Inc (“the Purchaser”). As of February 2026, the Company had fully received the consideration and issued 6,666,667 Class B ordinary shares to FNHK Inc., 6,666,666 Class B ordinary shares to CP COWORK LIMITED and 6,666,667 Class B ordinary shares to R-OPUS Inc.

(v) Proposal 5: As an ordinary resolution, (i) the Company be authorized to enter into, execute, deliver and perform all obligations under the Securities Purchase Agreement (the “Purchase Agreement”), the Certificate of Designations of Series A Convertible Preferred Shares, par value UD$0.001 per share (the “CoD”) and the Registration Rights Agreement (the “RRA,” and together with the Purchase Agreement and the CoD, the “Transaction Documents”), in each case substantially in the forms presented to the shareholders; (ii) the Company is authorized to issue and sell up to 50,000 Series A Convertible Preferred Shares (the “Preferred Shares”), having an aggregate stated value of up to US$50,000,000, pursuant to and in accordance with the Transaction Documents (the “Private Placement” or the “Facility”); (iii) any Director and/or officer of the Company be authorized and directed to negotiate, execute and deliver all agreements, documents and instruments necessary or desirable to establish, maintain and draw upon the Private Placement; (iv) any Director and/or officer be authorized to take all such actions (including issuance of Preferred Shares under the authorized Un-designated Shares, determining the rights attached to these preferred shares and submission of Registration Statement with the U.S. Securities and Exchange Commission) as may be necessary or appropriate in connection with the Facility and the Private Placement; (v) the Facility will be subscribed for up to US$18,000,000 by Greentree Financial Group, Inc.; and (v) the Facility will be subscribed for up to US$32,000,000 by TriCore Foundation, LLC. The beneficial owners of TriCore Foundation, LLC are the three founder shareholders and affiliates of the Company: (A) Li Hsien Wong, (B) Wai Wong Chong, and (C) R-Opus, Inc.;

(vi) Proposal 6: As an ordinary resolution, to establish and maintain a digital asset treasury for the purpose of holding, managing and investing in digital assets including cryptocurrencies and blockchain-based assets; and

(vii) Proposal 7: As an ordinary resolution, to adjourn the EGM to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the EGM, there are not sufficient votes to approve any other proposal(s).

The Company is authorized to issue 100,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares, both with a par value of $0.001 per share. As of December 31, 2025 and March 31, 2025, the Company had 14,123,611 and 9,611,111 Class A ordinary shares issued and outstanding, respectively. No Class B ordinary shares were issued or outstanding as of these dates.

Series A Convertible Preferred Shares — Mezzanine Equity

On October 29, 2025, the Company entered into a Securities Purchase Agreement with institutional investors to sell up to $50,000,000 in stated value of Series A Convertible Preferred Shares (“Preferred Shares”) across multiple closings at $900 per share (stated value $1,000). Preferred Shares have 12% cumulative dividends (default rate 15%); conversion at holder’s option at the lesser of $1.00 (Fixed) or 90% of lowest VWAP over 10 trading days (Variable), floor price $0.20; Company Optional Redemption at 120% of Conversion Amount; Holder Put Right upon uncured Triggering Event at 110% of Conversion Amount; Fundamental Transaction Redemption at 110%; and no voting rights. The Company issued 1,500 Preferred Shares to Greentree Financial Group, Inc. for net proceeds of $1,300,000.

Attributes of Series A Convertible Preferred Stock include but are not limited to the following:

Ranking. The Series A Preferred Shares, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all other classes of shares of the Company, unless the Required Holders (as defined in the Certificate of Designations) consent to the creation of other class of shares in the Company that is senior or equal in rank to the Series A Preferred Shares.

Dividends. The holders of Series A Preferred Shares will be entitled to a 12% per annum dividends. The dividends will be payable to each record holder of the Series A Preferred Shares in cash or in shares of Class A ordinary shares or any combination thereof. The Company may, at its option, under certain circumstances, capitalize the dividend by increasing the stated value of the Series A Preferred Shares or elect a combination of the capitalized dividend and a payment in dividend shares. If a Triggering Event (defined below) is continuing, the dividend rate increases to the default rate specified in the Certificate of Designations until cured. If equity conditions are not satisfied for payment in shares on a given dividend date (and the applicable holder does not waive), dividends are capitalized (or paid in cash if expressly provided).

Triggering Events. The Certificate of Designations contains triggering events (each, a “Triggering Event” including certain Bankruptcy Triggering Event (as defined therein)), including but not limited to: (i) failure of a registration statement for the shares of Class A ordinary shares underlying to be maintained effective; (ii) the suspension from trading or the failure to list the Class A ordinary shares within certain time periods; (iii) failure to declare or pay any dividend when due; (iv) the occurrence of any default under, redemption of or acceleration prior to maturity above agreed thresholds, (v) the Company’s failure to cure a conversion failure of failure to deliver shares of the Class A ordinary shares upon conversion, or notice of the Company’s intention not to comply with a request for conversion of any Series A Preferred Shares, and (vi) bankruptcy or insolvency of the Company.

From and after the occurrence and during the continuance of any Triggering Event, the Dividend Rate in effect shall automatically be increased to the Default Rate of (i) 15% per annum.

Triggering Event Redemption Right. Upon the occurrence and continuance of and Triggering Event, and following the expiration of any applicable cure period, a Holder has the right, exercisable at its option by written notice to the Company to redeem all or any portion of such Holder’s outstanding stated value of the Preferred Shares for cash. Upon notice, the Company shall immediately redeem in cash all amounts due under the Series A Preferred Shares at a redemption price equal to 110% of the Conversion Amount (as defined in the Certificate of Designations).

Voting Rights. The holders of the Series A Preferred Shares shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Class A ordinary shares, except as provided in the Certificate of Designations (or as otherwise required by applicable law).

The Series A Preferred Stock was accounted for as Mezzanine Equity in accordance with ASC 480 - Distinguishing Liabilities from Equity.

As of December 31, 2025, the stock price was approximately $0.50–0.60. The Company received a Nasdaq minimum bid price deficiency notice on December 17, 2025, with a compliance deadline of June 9, 2026. For the periods that management determined it was probable that the Preferred Shares would become redeemable, the Company had elected to carry the shares at the maximum redemption value, or fair value, in mezzanine equity on the consolidated balance sheets. For all the reporting periods through the December 31,2025, all Preferred Shares were recognized at their maximum redemption value. During the nine months ended December 31, 2025 and 2024, the Company recognized $384,650 and nil, respectively, in accretion of the Preferred Shares to redemption value within mezzanine equity on the consolidated balance sheets.

NOTE 8. SHAREHOLDER’ EQUITY

Ordinary shares

In July 2024, Wong Li Hsien, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to FNHK Inc. and 32,500 shares to R-Opus Inc., while Chong Wai Wong, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to CP COWORK LIMITED and 32,500 shares to R-Opus Inc. Following the completion of the transactions, FNHK Inc., R-Opus Inc. and CP COWORK LIMITED become the new shareholders of OFA HK.

In August 2024, OFA Group was incorporated in the Cayman Islands and became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 50,000,000 authorized shares of OFA were designated as ordinary shares. Each ordinary share has $0.001 par value and is entitled to one vote. Upon the Reorganization, on August 24, 2024, OFA issued an aggregate of 7,711,111 ordinary shares to shareholders of OFA HK in exchange for respective equity interests that they held in OFA HK immediately before the Reorganization. Share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.

On April 2, 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”) to finance expenses related to the proposed listing. The loan bears interest at an annual rate of 12% and was convertible into 600,000 ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, Precursor elected to convert the full outstanding principal of $600,000, and 600,000 ordinary shares were issued. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement.

On March 25, 2024, the Company also entered into agreements with certain consultants and advisors for services provided in connection with the Company’s initial public offering. Under the terms of these agreements, on September 25, 2024, the Company issued an aggregate of 1,300,000 ordinary shares as consideration for advisory and consulting services rendered. The fair value of these ordinary shares was determined to be $0.066 per share, as valued by an independent third party using the income approach. Based on this fair value, the total share-based compensation recognized amounted to $85,800. Please refer to Note 10 for more information.

The Company is authorized to issue 50,000,000 shares of ordinary shares, $0.001 par value. As of March 31, 2025 and 2024, the Company had issued and outstanding ordinary shares of 9,611,111 and 7,711,111, respectively. The ordinary shares were held in book entry form.